CREDIT FACILITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
CREDIT FACILITIES [Text Block]

24. CREDIT FACILITIES

On June 30, 2017, the Corporation amended its bank credit facility agreement with Royal Bank of Canada. The following two facilities are available to the Corporation as of December 31, 2017:

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Revolving operating facility (“Facility #1”) of $8,500 available until May 31, 2018. The interest rate charged on borrowings from Facility #1 ranges from 0.35% to 0.75% per annum over the bank base rate.

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Term loan facility (“Facility #2”) of $5,000 to be utilized solely for the purposes of financing the cash consideration relating to acquisitions made by the Corporation. This facility is available until May 31, 2018. The interest rate charged on borrowings from Facility #2 ranges from 0.40% to 0.80% per an- num over the bank base rate.

The Corporation is required to comply with certain financial and non-financial covenants under the agreement. The Corporation is in compliance with all applicable covenants on its facilities during the year ended December 31, 2017. The Corporation did not have any borrowings as at or during the year ended December 31, 2017.